CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 24,449	$ 29,495
Prepaid expenses and other current assets	1,069	1,244
Current assets of discontinued operations	313	312
Total current assets	25,831	31,051
Property, plant and equipment (net)	167	408
Total assets	25,998	31,459
Current liabilities:
Accounts payable	1,717	1,590
Accrued and other current liabilities	4,183	3,754
Warrants and other derivatives	71	680
Current liabilities of discontinued operations	527	511
Total current liabilities	6,498	6,535
Total liabilities	6,498	6,535
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.001 par value; 5,000,000 shares authorized at December 31, 2010 and 2011, respectively; 1,213,142 shares issued and outstanding at December 31, 2010 and 2011. Aggregate preference in liquidation of $13,344,562 and $13,708,505 at December 31, 2010 and December 31, 2011, respectively.	1	1
Common stock, $0.001 par value; 100,000,000 shares authorized at December 31, 2010 and 2011, respectively; 6,652,131 and 7,745,780 shares issued and outstanding at December 31, 2010 and 2011, respectively	8	7
Additional paid-in capital	276,498	266,706
Accumulated other comprehensive income	57	31
Deficit accumulated during the development stage	(257,064)	(241,821)
Total stockholders' equity	19,500	24,924
Total liabilities and stockholders' equity	$ 25,998	$ 31,459